DERIVATIVES - Derivative Financial Instruments, Average Remaining Maturity and the Weighted-Average Interest Rates being Paid and Received (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Notional Value	$ 1,354,056	$ 1,092,916
Asset conversion swaps
Derivative [Line Items]
Notional Value	$ 1,354,056
Average Maturity (years)	5 years 7 months
Fair Value	$ (28)
Weighted-Average Rate Receive	3.46%
Weighted-Average Rate Pay	3.46%
Asset conversion swaps | Derivative Financial Instruments Receive Fixed Pay Variable
Derivative [Line Items]
Notional Value	$ 677,028
Average Maturity (years)	5 years 7 months
Fair Value	$ 4,243
Weighted-Average Rate Receive	4.10%
Weighted-Average Rate Pay	2.82%
Asset conversion swaps | Derivative Financial Instruments Receive Variable Pay Fixed
Derivative [Line Items]
Notional Value	$ 677,028
Average Maturity (years)	5 years 7 months
Fair Value	$ (4,271)
Weighted-Average Rate Receive	2.82%
Weighted-Average Rate Pay	4.10%